S000042768 [Member] Investment Objectives and Goals - DoubleLine Shiller Enhanced CAPE	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Shiller Enhanced CAPE®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return which exceeds the total return of its benchmark index over a full market cycle.